As filed with the Securities and Exchange Commission on November 25, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811- 03758

MATRIX ADVISORS VALUE FUND, INC.

747 Third Avenue, 31st Floor, New York, NY 10017

David A. Katz
747 Third Avenue, 31st Floor
New York, NY 10017

1 (800) 366-6223

Copies to:

Carol Gehl
Godfrey & Kahn, S.C.
708 N. Water St.
Milwaukee, WI 53202

Date of fiscal year end: June 30, 2015

Date of reporting period:  September 30, 2014

Item 1. Schedule of Investments.

Matrix Advisors Value Fund, Inc.
Schedule of Investments
September 30, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 99.9%
Bank (Money Center): 3.9%
48,300	JPMorgan Chase & Co.	$2,909,592

Bank (Processing): 3.5%
35,000	State Street Corp.	2,576,350

Bank (Regional): 3.3%
65,900	BB&T Corp.	2,452,139

Bank (Super Regional): 3.9%
56,000	Wells Fargo & Co.	2,904,720

Beverages: 2.3%
18,000	PepsiCo, Inc.	1,675,620

Chemicals: 3.3%
34,600	EI du Pont de Nemours & Co.	2,482,896

Computer and Peripherals: 3.1%
65,000	Hewlett-Packard Co.	2,305,550

Computer Software and Services: 6.1%
56,500	Microsoft Corp.	2,619,340
41,000	Symantec Corp.	963,910
22,500	Teradata Corp. *	943,200
		4,526,450
Diversified Operations: 2.7%
45,000	Johnson Controls, Inc.	1,980,000

Drug (Generic): 2.9%
40,000	Teva Pharmaceutical Industries, Ltd. - ADR	2,150,000

Drug Store: 2.2%
20,800	CVS Caremark Corp.	1,655,472

Electrical Component: 3.0%
41,000	TE Connectivity Ltd.	2,266,890

Financial Services: 4.8%
11,800	American Express Co.	1,032,972
31,200	Capital One Financial Corp.	2,546,544
		3,579,516
Household Products: 3.4%
30,300	The Procter & Gamble Co.	2,537,322

Insurance (Diversified): 3.6%
50,300	MetLife, Inc.	2,702,116

Machinery: 2.2%
16,800	Caterpillar, Inc.	1,663,704

Machinery - Miscellaneous: 3.1%
37,000	Eaton Corp Plc	2,344,690

Medical Supplies: 9.8%
110,000	Hologic, Inc. *	2,676,300
21,000	Johnson & Johnson	2,238,390
24,100	Zimmer Holdings, Inc.	2,423,255
		7,337,945
Oil & Gas Services: 3.5%
25,700	Schlumberger Ltd.	2,613,433

Oil/Gas (Domestic): 3.4%
37,400	Devon Energy Corp.	2,549,932

Petroleum (Integrated): 2.9%
18,100	Chevron Corp.	2,159,692

Petroleum (Producing): 6.2%
25,700	ConocoPhillips	1,966,564
27,400	Occidental Petroleum Corp.	2,634,510
		4,601,074
Pharmaceutical and Medicine Manufacturing: 0.7%
5,000	Gilead Sciences, Inc *	532,250

Precision Instruments: 2.6%
15,600	Thermo Fisher Scientific, Inc.	1,898,520

Restaurants: 2.5%
19,500	McDonald's Corp.	1,848,795

Securities Brokerage: 4.2%
67,000	Morgan Stanley	2,316,190
28,100	The Charles Schwab Corp.	825,859
		3,142,049
Semiconductors: 3.4%
33,500	QUALCOMM, Inc.	2,504,795

Telecommunications (Equipment): 3.4%
99,800	Cisco Systems, Inc.	2,511,966

TOTAL COMMON STOCKS (Cost $51,140,114)		$74,413,478

SHORT TERM INVESTMENTS - 0.2%
170,275	Fidelity Institutional Money Market Portfolio	170,275

TOTAL SHORT TERM INVESTMENTS (Cost $170,275)		$170,275

TOTAL INVESTMENTS (Cost $51,310,389): 100.1%		74,583,753
Liabilities in Excess of Other Assets: (0.1)%		(57,144)
TOTAL NET ASSETS: 100.0%		$74,526,609

* Non-Income Producing
ADR - American Depository Receipt

The cost basis of investment for federal income tax purposes at September 30, 2014, was as follows+:

Cost of investments	$51,310,389
Gross unrealized appreciation	23,573,074
Gross unrealized depreciation	(299,710)
Net unrealized appreciation	$23,273,364

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayments speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company's own assumptions about the assumption a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2014:

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Description				Total
Equity
Common Stock *	$74,413,478	$-	$-	$74,413,478
Total Equity	$74,413,478	$-	$-	$74,413,478
Short-Term Investments	$170,275	$-	$-	$170,275
Total Investments in Securities	$74,583,753	$-	$-	$74,583,753

* Refer to the Schedule of Investments for a breakout of common stocks by industry classification.
There were no transfers between Level 1, Level 2, or Level 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Matrix Advisors Value Fund, Inc.

By /s/ David A. Katz
      David A. Katz, President and Treasurer

Date November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ David A. Katz
      David A. Katz, President and Treasurer

Date November 25, 2014